FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3



1.       Investment Company Act File Number: 811-08050 Date of Notification:
         December 23, 2004

2. Exact name of investment company as specified in registration statement.

         THE ASIA TIGERS FUND, INC.

3.       Address of principal executive office:

         200 Park Avenue, 24th Floor
         New York, NY 10166

4.       Check one of the following:

          A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

          B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

          C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



BY:     /s/ Bryan McKigney
        ------------------------------

NAME:   BRYAN MCKIGNEY

TITLE:  DIRECTOR, PRESIDENT AND CHAIRMAN